The Northern Trust Company
333 South Wabash Avenue
Chicago, IL 60604

March 2, 2021
BY EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Harding, Loevner Funds, Inc.
1933 Act Registration No. 333-09341
1940 Act Registration No. 811-07739
Ladies and Gentlemen:
Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, please accept this letter on behalf of Harding, Loevner Funds, Inc. (the “Fund”) as certification that the forms of Statutory Prospectuses that would have been filed under Rule 497(c) for the Fund do not differ from those contained in Post-Effective Amendment No. 65 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The Amendment was filed electronically on February 26, 2021.
Please address all comments regarding this filing to the undersigned at (312) 557-3361.
Very truly yours,
/s/ Marcia Y. Lucas Marcia Y. Lucas Secretary, Harding, Loevner Funds, Inc.